CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Disclosure of detailed information about capital management [Text Block]
The Company’s capital is summarized as follows:

	December 31,	December 31,
	2017	2016
Loan facility	$-	$425,903
Secured notes payable	396,509	-
Share capital	475,624	472,995
Share-based payments reserve	5,549	5,018
Deficit	(146,431)	(163,583)
	$731,251	$740,333